Note 17 - Trade Receivables	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
17	Trade receivables
	Year ended December 31,
	2017	2016
Current accounts	1,240,769	1,026,026
Receivables from related parties	51,676	14,383
	1,292,445	1,040,409
Allowance for doubtful accounts (see Note 23 (i))	(78,385)	(85,724)
	1,214,060	954,685

The following table sets forth details of the aging of trade receivables:

			Past due
	Trade Receivables	Not Due	1 - 180 days	> 180 days
At December 31, 2017
Guaranteed	247,079	219,764	22,978	4,337
Not guaranteed	1,045,366	841,737	115,245	88,384
Guaranteed and not guaranteed	1,292,445	1,061,501	138,223	92,721
Allowance for doubtful accounts	(78,385)	-	-	(78,385)
Net Value	1,214,060	1,061,501	138,223	14,336

At December 31, 2016
Guaranteed	355,508	272,393	32,241	50,874
Not guaranteed	684,901	518,984	87,379	78,538
Guaranteed and not guaranteed	1,040,409	791,377	119,620	129,412
Allowance for doubtful accounts	(85,724)	(62)	(67)	(85,595)
Net Value	954,685	791,315	119,553	43,817

Trade receivables are mainly denominated in
U.S. dollars.